Basis of Preparation	12 Months Ended
Dec. 31, 2024
Disclosure of basis of preparation of financial statements [Abstract]
Basis of Preparation	Note 2 - Basis of Preparation
(Amounts in thousands, except share, per share and per unit data)
Basis of Preparation
The Group's consolidated financial statements (the “Group Financial Statements”) have been prepared in accordance with International Financial
Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The principal accounting policies set out below have been applied consistently throughout the year and are consistent with prior year unless otherwise stated.
Unless otherwise stated, the Group Financial Statements are presented in U.S. Dollars, which is the Group’s subsidiaries’ functional currency and the currency of the primary economic environment in which the Group operates, and all values are rounded to the nearest thousand dollars except share, per share and per unit amounts and where otherwise indicated.
Transactions in foreign currencies are translated into U.S. Dollars at the rate of exchange on the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated at the exchange rate at the date of the Consolidated Statement of Financial Position. Where the
Group’s subsidiaries have a different functional currency, their results and financial position are translated into the presentation currency as follows:
•Assets and liabilities in the Consolidated Statement of Financial Position are translated at the closing rate at the date of that Consolidated Statement of Financial Position;
•Income and expenses in the Consolidated Statement of Comprehensive Income are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions); and
•All resulting exchange differences are reflected within other comprehensive income in the Consolidated Statement of Comprehensive Income.
The Group Financial Statements have been prepared under the historical cost convention, as modified by the revaluation of financial assets and liabilities
(including derivative instruments) held at fair value through profit and loss or through other comprehensive income.
Segment Reporting
The Group is an independent owner and operator of producing natural gas and oil wells with properties located in the states of Tennessee, Kentucky,
Virginia, West Virginia, Ohio, Pennsylvania, Oklahoma, Texas and Louisiana. The Group’s strategy is to acquire long-life producing assets, efficiently operate those assets to generate free cash flow for shareholders and then to retire assets safely and responsibly at the end of their useful life. The
Group’s assets consist of natural gas and oil wells, pipelines and a network of gathering lines and compression facilities which are complementary to the
Group’s assets.
In accordance with IFRS the Group establishes segments on the basis on which those components of the Group are evaluated regularly by the chief executive officer, the Group’s chief operating decision maker (“CODM”), when deciding how to allocate resources and in assessing performance. When evaluating performance as well as when acquiring and managing assets the CODM does so in a consolidated and complementary fashion to vertically integrate and improve margins. Accordingly, when determining operating segments under IFRS 8, the Group has identified one reportable segment that produces and transports natural gas, NGLs and oil in the U.S.
Going Concern
The Group Financial Statements have been prepared on the going concern basis, assuming the continuation of normal business activities, the realization of assets, and the settlement of liabilities in the ordinary course of business. After reviewing the Group’s overall position and outlook, the Directors believe that the Group is adequately funded to continue operating as a going concern for at least the next twelve months from the date of approval of this Annual Report & Form 20-F.
The Directors diligently oversee and manage the Group’s liquidity risk. While our financial outlook is primarily evaluated through the annual business planning process, it is also closely monitored on a monthly basis. This involves regular Board discussions, led by senior leadership, to assess the Group’s current performance and future outlook. The business planning process produces key performance objectives, an assessment of the Group’s primary risks, the anticipated operational outlook, and a set of financial forecasts that consider the available funding sources (the “Base Plan”).
The Base Plan was formed on key assumptions that support the business planning process. These assumptions include:
•Projected operating cash flows are calculated based on a production profile that aligns with current operating results and observed decline rates;
•Assumes commodity prices align with the current forward curve, taking into account basis differentials;
•Operating cost levels remain consistent with historical trends;
•The financial impact of our current hedging contracts for the assessment period, covering approximately 86% and 82% of total production volumes for the years ending December 31, 2025 and 2026, respectively; and
•The scenario also accounts for the scheduled principal and interest payments on our existing debt arrangements.
The Directors and management also evaluate various scenarios around the Base Plan, focusing on more severe but plausible downside impacts of the principal risks, both individually and collectively. They also consider the additional capital requirements these downside scenarios might impose. These scenarios include:
Scenario 1: Cyclically low gas prices for a year, with Henry Hub prices at $2.00 per MMbtu before returning to strip pricing, reflecting historically observed market conditions.
Scenario 2: Considered the impact of climate change by assuming a two-week period of lost production in our East Texas/Louisiana region, which is prone to hurricanes, due to a natural disaster (assumed to occur once each year during the assessment period).
Scenario 3: Considered the impact of climate change by assuming a two-week period of lost production in our Appalachian region (assumption of lost production affecting 25% of the region), which is prone to flooding, due to a natural disaster (assumed to occur once each year during the assessment period).
Under these downside sensitivity scenarios, the Group continues to meet its working capital requirements, primarily consisting of derivative liabilities.
These liabilities, when settled, will be funded using the higher commodity revenues from which they were derived. Additionally, the Group will continue to meet the covenant requirements under its Credit Facility and other existing borrowing instruments.
The Directors and management assess the potential impact of these principal risks on the Group’s prospects within the assessment period and evaluate opportunities to actively mitigate the risk of these severe but plausible downside scenarios. In addition to modeling downside going concern scenarios, the Board has stress-tested the model to determine the extent of downturn that would result in a breach of covenants. Assuming similar levels of cash conversion as seen in 2024, a significant decline in production volume and pricing, well beyond historical experiences, would need to persist throughout the going concern period for a covenant breach to occur, which is considered very unlikely.
In addition to the scenarios mentioned, the Directors also considered the current geopolitical environment and the inflationary pressures affecting the
U.S., which the Group is closely monitoring. Despite modeling specific hypothetical scenarios, the Group believes that the impact of these events will largely continue to be reflected in commodity markets, extending the recent volatility. The Group views commodity price risk a principal risk and will continue to actively monitor and mitigate this risk through its hedging program.
Based on this assessment, the Directors have reviewed the Group’s overall position and outlook and believe that the Group is sufficiently funded to operate as a going concern for the next twelve months from the date of approval of the Group Financial Statements.
Basis of Consolidation
Group companies included in the Group Financial Statements for the year ended December 31, 2024 are Parent and all subsidiary undertakings, which are those entities controlled by the Parent. Control exists when the Group has the power to direct the activities of an entity so as to affect the return on investment.
The net assets and results of acquired businesses are included in the Group Financial Statements from their respective dates of acquisition, being the date on which the Group obtains control.
The results of disposed businesses are included in the consolidated financial statements up to their date of disposal, being the date control ceases.
Intra-Group transactions and balances are eliminated.
The Group Financial Statements for the year ended December 31, 2024 reflect the following corporate structure of the Group, and its wholly owned subsidiaries:
•Diversified Energy Company PLC (“DEC”) as
well as its wholly owned subsidiaries
•Diversified Gas & Oil Corporation
•Diversified Production LLC
•Diversified ABS Holdings LLC
•Diversified ABS LLC
•Diversified ABS Phase II Holdings LLC
•Diversified ABS Phase II LLC
•Diversified ABS Phase IV Holdings LLC
•Diversified ABS Phase IV LLC
•DP Bluegrass Holdings LLC
•DP Bluegrass LLC
•Chesapeake Granite Wash Trust(a)
•BlueStone Natural Resources II, LLC
•Sooner State Joint ABS Holdings LLC(b)
•Diversified ABS Phase VI Holdings LLC
•Diversified ABS Phase VI LLC
•Diversified ABS VI Upstream LLC
•Oaktree ABS VI Upstream LLC
•DP Lion Equity Holdco LLC(c)
•DP Lion Holdco LLC
•Diversified ABS VIII Holdings LLC
•Diversified ABS VIII LLC
•Diversified ABS III Upstream LLC
•Diversified ABS V Upstream LLC
•DP Yellowjacket Equity Holdco LLC
•DP Yellowjacket Holdco LLC
•DM Yellowjacket Holdco LLC
•Tanos TX Holdco LLC
•Diversified ABS IX Holdings LLC
•Diversified Mustang Holdco LLC
•DP RBL Co LLC
•DP Legacy Central LLC
•Diversified Energy Marketing, LLC
•OCM Denali Holdings, LLC
•DP Tapstone Energy Holdings, LLC
•DP Legacy Tapstone LLC
•Giant Land, LLC(d)
•Link Land, LLC(d)
•Old Faithful Land, LLC(d)
•Riverside Land, LLC(d)
•Splendid Land, LLC(d)
•Diversified Midstream LLC
•Cranberry Pipeline Corporation
•Coalfield Pipeline Company
•DM Bluebonnet LLC
•Black Bear Midstream Holdings LLC
•Black Bear Midstream LLC
•Black Bear Liquids LLC
•Black Bear Liquids Marketing LLC
•DM Pennsylvania Holdco LLC
•Diversified Energy Group LLC
•Diversified Energy Company LLC
•Next LVL Energy, LLC
•Diversified ABS IX Holdings LLC
•Diversified ABS X Holdings LLC
•Diversified ABS X LLC
(a)Diversified Production, LLC holds 50.8% of the issued and outstanding common shares of Chesapeake Granite Wash Trust.
(b)Owned 51.25% by Diversified Production LLC and 48.75% by OCM Denali Holdings LLC, both wholly owned subsidiaries of the Group.
(c)Diversified Production, LLC holds 20% of the issued and outstanding equity of DP Lion Equity Holdco LLC. This entity is not consolidated within the Group’s financial statements as of December 31, 2024. Refer to Note 5 for additional information.
(d)Owned approximately 55% by Diversified Energy Company PLC.